FINANCIAL INSTRUMENTS (Details-Financial Assets) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financial assets at fair value through profit or loss:
Total Current	$ 21,278	¥ 137,393	¥ 141,191
Total Non-current	131	853	1,237
Financial assets, class [member]
Debt instruments at amortized cost:
Financial assets included in other receivables	5	32	32
Financial assets at fair value through profit or loss:
Listed equity investments (Note i)	16,224	104,756	138,674
Total	16,229	104,788	138,706
Total Current	16,229	104,788	138,706
Total Non-current